Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings per share, Diluted		$ 0.07	$ 0.19
Weighted average common shares outstanding, Diluted	[1]	11,150,898	10,000,000

[1]	The share amounts are presented on a retroactive basis.